Nuveen Equity Long/Short Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 118.4%
	COMMON STOCKS – 118.4%
	Aerospace & Defense – 1.0%
39,800	Carrier Global Corp	$1,515,186
	Banks – 0.8%
78,000	Regions Financial Corp	1,191,060
	Biotechnology – 7.2%
12,300	Alexion Pharmaceuticals Inc, (2)	1,501,953
81,000	Alkermes PLC, (2)	1,479,060
7,800	Amgen Inc	1,731,912
5,800	Biogen Inc, (2)	1,392,986
20,000	Sage Therapeutics Inc, (2)	1,481,800
10,500	United Therapeutics Corp, (2)	1,392,720
7,400	Vertex Pharmaceuticals Inc, (2)	1,685,350
	Total Biotechnology	10,665,781
	Building Products – 2.1%
34,000	Johnson Controls International plc	1,565,360
20,200	Owens Corning	1,471,974
	Total Building Products	3,037,334
	Capital Markets – 4.3%
7,200	Goldman Sachs Group Inc/The	1,660,176
38,500	Lazard Ltd	1,436,820
5,100	S&P Global Inc	1,794,078
63,000	Virtu Financial Inc	1,435,770
	Total Capital Markets	6,326,844
	Commercial Services & Supplies – 1.7%
3,100	Cintas Corp	1,101,430
25,600	Rollins Inc	1,463,808
	Total Commercial Services & Supplies	2,565,238
	Communications Equipment – 2.0%
33,800	Ciena Corp, (2)	1,514,240
119,000	CommScope Holding Co Inc, (2)	1,410,150
	Total Communications Equipment	2,924,390
	Construction & Engineering – 1.0%
21,200	Quanta Services Inc	1,448,808

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Construction Materials – 1.0%
16,000	Eagle Materials Inc	$1,455,840
	Consumer Finance – 1.0%
50,000	Ally Financial Inc	1,482,500
	Containers & Packaging – 2.0%
124,000	Amcor PLC	1,404,920
28,000	Berry Global Group Inc, (2)	1,484,000
	Total Containers & Packaging	2,888,920
	Diversified Telecommunication Services – 0.5%
78,000	CenturyLink Inc	815,100
	Electrical Equipment – 1.9%
9,300	Hubbell Inc	1,502,787
11,100	Regal Beloit Corp	1,321,344
	Total Electrical Equipment	2,824,131
	Electronic Equipment, Instruments & Components – 4.8%
16,000	Arrow Electronics Inc, (2)	1,466,400
39,000	Avnet Inc	1,183,650
38,000	Jabil Inc	1,452,360
9,000	SYNNEX Corp	1,442,790
4,100	Zebra Technologies Corp, (2)	1,551,522
	Total Electronic Equipment, Instruments & Components	7,096,722
	Equity Real Estate Investment Trust – 1.0%
18,000	Simon Property Group Inc	1,486,260
	Food & Staples Retailing – 1.7%
21,000	Sprouts Farmers Market Inc, (2)	444,570
13,800	Walmart Inc	2,108,502
	Total Food & Staples Retailing	2,553,072
	Food Products – 1.9%
46,000	Kraft Heinz Co/The	1,515,240
68,000	Pilgrim's Pride Corp, (2)	1,284,520
	Total Food Products	2,799,760
	Health Care Providers & Services – 7.3%
13,400	AmerisourceBergen Corp	1,381,674
10,600	DaVita Inc, (2)	1,164,410
3,800	Humana Inc	1,521,976
8,700	McKesson Corp	1,565,217
6,700	Molina Healthcare Inc, (2)	1,367,671
11,200	Quest Diagnostics Inc	1,388,576

Shares	Description (1)	Value
	Health Care Providers & Services (continued)
7,000	UnitedHealth Group Inc	$2,354,380
	Total Health Care Providers & Services	10,743,904
	Hotels, Restaurants & Leisure – 0.6%
74,000	International Game Technology PLC	931,660
	Household Durables – 5.9%
20,000	DR Horton Inc	1,490,000
11,500	Mohawk Industries Inc, (2)	1,447,045
71,000	Newell Brands Inc	1,509,460
31,300	PulteGroup Inc	1,365,619
52,000	Tempur Sealy International Inc, (2)	1,309,880
7,800	Whirlpool Corp	1,517,958
	Total Household Durables	8,639,962
	Household Products – 2.0%
35,600	Energizer Holdings Inc	1,491,284
21,500	Spectrum Brands Holdings Inc	1,436,845
	Total Household Products	2,928,129
	Independent Power & Renewable Electricity Producers – 0.9%
72,000	Vistra Corp	1,344,960
	Insurance – 1.0%
33,400	MetLife Inc	1,542,078
	Interactive Media & Services – 2.9%
1,000	Alphabet Inc, (2)	1,754,400
8,900	Facebook Inc, (2)	2,465,033
	Total Interactive Media & Services	4,219,433
	Internet & Direct Marketing Retail – 4.0%
1,415	Amazoncom Inc, (2)	4,482,777
134,000	Qurate Retail Inc	1,402,980
	Total Internet & Direct Marketing Retail	5,885,757
	IT Services – 3.0%
16,800	Booz Allen Hamilton Holding Corp	1,458,072
9,700	Gartner Inc, (2)	1,474,400
36,000	Genpact Ltd	1,463,400
	Total IT Services	4,395,872
	Leisure Products – 1.0%
16,000	Polaris Inc	1,536,000
	Life Sciences Tools & Services – 3.0%
11,500	PerkinElmer Inc	1,529,500

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Life Sciences Tools & Services (continued)
12,000	PRA Health Sciences Inc, (2)	$1,346,400
22,600	Syneos Health Inc, (2)	1,487,984
	Total Life Sciences Tools & Services	4,363,884
	Machinery – 2.8%
15,500	AGCO Corp	1,433,905
101,000	Gates Industrial Corp PLC, (2)	1,300,880
20,000	Timken Co/The	1,468,800
	Total Machinery	4,203,585
	Metals & Mining – 2.0%
28,000	Nucor Corp	1,503,600
12,300	Reliance Steel & Aluminum Co	1,448,940
	Total Metals & Mining	2,952,540
	Multiline Retail – 2.3%
7,500	Dollar General Corp	1,639,350
9,800	Target Corp	1,759,394
	Total Multiline Retail	3,398,744
	Oil, Gas & Consumable Fuels – 1.6%
150,000	Antero Midstream Corp	1,011,000
57,000	Targa Resources Corp	1,339,500
	Total Oil, Gas & Consumable Fuels	2,350,500
	Personal Products – 2.0%
30,500	Herbalife Nutrition Ltd, (2)	1,461,255
28,300	Nu Skin Enterprises Inc	1,457,733
	Total Personal Products	2,918,988
	Pharmaceuticals – 1.8%
17,900	Johnson & Johnson	2,589,772
	Professional Services – 1.8%
16,400	ManpowerGroup Inc	1,421,060
18,300	Robert Half International Inc	1,174,494
	Total Professional Services	2,595,554
	Road & Rail – 2.8%
11,200	JB Hunt Transport Services Inc	1,515,136
7,000	Kansas City Southern	1,303,190
23,400	Ryder System Inc	1,385,748
	Total Road & Rail	4,204,074
	Semiconductors & Semiconductor Equipment – 3.0%
17,500	Cirrus Logic Inc, (2)	1,401,750
11,000	MKS Instruments Inc	1,517,780

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
10,100	Qorvo Inc, (2)	$1,582,468
	Total Semiconductors & Semiconductor Equipment	4,501,998
	Software – 14.7%
6,100	Autodesk Inc, (2)	1,709,403
13,200	Cadence Design Systems Inc, (2)	1,535,160
3,100	Fair Isaac Corp, (2)	1,465,618
12,300	Fortinet Inc, (2)	1,515,729
4,900	Intuit Inc	1,724,898
29,650	Microsoft Corp	6,347,175
32,500	Nuance Communications Inc, (2)	1,401,725
23,800	Oracle Corp	1,373,736
3,400	ServiceNow Inc, (2)	1,817,470
7,200	VMware Inc, (2)	1,007,208
3,650	Zoom Video Communications Inc, (2)	1,746,014
	Total Software	21,644,136
	Specialty Retail – 7.0%
23,300	AutoNation Inc, (2)	1,428,057
13,100	Best Buy Co Inc	1,425,280
20,000	Dick's Sporting Goods Inc	1,136,200
8,600	Home Depot Inc/The	2,385,726
7,000	Lowe's Cos Inc	1,090,740
3,000	O'Reilly Automotive Inc, (2)	1,327,320
11,000	Tractor Supply Co	1,548,910
	Total Specialty Retail	10,342,233
	Technology Hardware, Storage & Peripherals – 6.4%
54,200	Apple Inc	6,452,510
22,000	Dell Technologies Inc, (2)	1,518,660
51,000	NCR Corp, (2)	1,411,170
	Total Technology Hardware, Storage & Peripherals	9,382,340
	Tobacco – 0.9%
35,300	Altria Group Inc	1,405,999
	Trading Companies & Distributors – 1.0%
79,000	Univar Solutions Inc, (2)	1,414,100
	Wireless Telecommunication Services – 0.8%
64,000	Telephone and Data Systems Inc	1,214,720
	Total Long-Term Investments (cost $137,253,336)	174,727,868

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 47.9%
	REPURCHASE AGREEMENTS – 47.9%
$70,670	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/20, repurchase price $70,670,334, collateralized by $64,212,000, U.S. Treasury Inflation Bonds, 0.125%, due 7/15/30, value $72,083,752	0.000%	12/01/20	$70,670,334
	Total Short-Term Investments (cost $70,670,335)			70,670,334
	Total Investments (cost $207,923,671) – 166.3%			245,398,202

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (49.1)% (3)
	Aerospace & Defense – (2.1)%
(6,700)	Axon Enterprise Inc, (2)	$(842,123)
(1,300)	Boeing Co/The	(273,923)
(6,500)	HEICO Corp	(803,270)
(9,000)	Raytheon Technologies Corp	(645,480)
(17,000)	Spirit AeroSystems Holdings Inc	(578,000)
	Total Aerospace & Defense	(3,142,796)
	Airlines – (0.6)%
(66,000)	American Airlines Group Inc	(932,580)
	Banks – (0.8)%
(10,000)	Bank of Hawaii Corp	(748,800)
(20,000)	First Hawaiian Inc	(438,400)
	Total Banks	(1,187,200)
	Beverages – (0.3)%
(7,500)	Coca-Cola Co/The	(387,000)
	Biotechnology – (2.0)%
(12,000)	ACADIA Pharmaceuticals Inc, (2)	(679,920)
(4,800)	Acceleron Pharma Inc, (2)	(566,736)
(6,700)	Alnylam Pharmaceuticals Inc, (2)	(870,397)
(22,200)	Iovance Biotherapeutics Inc, (2)	(861,582)
	Total Biotechnology	(2,978,635)
	Building Products – (0.6)%
(25,400)	AZEK Co Inc/The, (2)	(907,288)
	Capital Markets – (1.7)%
(20,000)	Apollo Global Management Inc	(872,400)
(28,000)	Carlyle Group Inc/The	(795,480)
(4,600)	CME Group Inc	(805,138)
	Total Capital Markets	(2,473,018)

Shares	Description (1)	Value
	Consumer Finance – (0.4)%
(5,500)	American Express Co	$(652,245)
	Diversified Consumer Services – (0.6)%
(11,000)	Chegg Inc, (2)	(857,230)
	Diversified Telecommunication Services – (0.4)%
(6,700)	GCI Liberty Inc, (2)	(610,504)
	Electric Utilities – (2.5)%
(13,400)	Edison International	(822,224)
(8,400)	Eversource Energy	(735,084)
(28,000)	FirstEnergy Corp	(743,680)
(10,800)	Southern Co/The	(646,380)
(10,300)	Xcel Energy Inc	(693,808)
	Total Electric Utilities	(3,641,176)
	Electronic Equipment, Instruments & Components – (0.6)%
(24,000)	National Instruments Corp	(898,320)
	Entertainment – (1.5)%
(20,000)	Liberty Media Corp-Liberty Formula One, (2)	(835,600)
(11,800)	Live Nation Entertainment Inc, (2)	(774,670)
(3,500)	Madison Square Garden Sports Corp, (2)	(592,900)
	Total Entertainment	(2,203,170)
	Equity Real Estate Investment Trust – (0.5)%
(24,000)	JBG SMITH Properties	(737,760)
	Food & Staples Retailing – (0.6)%
(23,700)	Grocery Outlet Holding Corp, (2)	(915,294)
	Food Products – (1.5)%
(4,200)	Beyond Meat Inc, (2)	(587,580)
(15,000)	Bunge Ltd	(883,350)
(14,400)	Hormel Foods Corp	(679,392)
	Total Food Products	(2,150,322)
	Gas Utilities – (0.4)%
(6,500)	Atmos Energy Corp	(623,285)

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care Equipment & Supplies – (2.4)%
(2,500)	Cooper Cos Inc/The	$(838,050)
(6,700)	Edwards Lifesciences Corp, (2)	(562,063)
(3,800)	Novocure Ltd, (2)	(477,470)
(3,500)	Penumbra Inc, (2)	(776,650)
(5,200)	Varian Medical Systems Inc, (2)	(904,696)
	Total Health Care Equipment & Supplies	(3,558,929)
	Health Care Providers & Services – (0.9)%
(3,900)	Guardant Health Inc, (2)	(472,368)
(19,500)	Oak Street Health Inc, (2)	(919,815)
	Total Health Care Providers & Services	(1,392,183)
	Health Care Technology – (0.6)%
(53,000)	Change Healthcare Inc, (2)	(907,890)
	Hotels, Restaurants & Leisure – (3.2)%
(25,000)	Aramark	(875,000)
(5,000)	Darden Restaurants Inc	(539,900)
(15,200)	Las Vegas Sands Corp	(846,792)
(4,200)	Marriott International Inc/MD	(532,854)
(12,300)	Planet Fitness Inc, (2)	(897,285)
(3,900)	Starbucks Corp	(382,278)
(11,000)	Yum China Holdings Inc	(620,180)
	Total Hotels, Restaurants & Leisure	(4,694,289)
	Insurance – (1.6)%
(1,200)	Alleghany Corp	(690,240)
(4,100)	Aon PLC	(840,049)
(74,000)	GoHealth Inc, (2)	(779,960)
	Total Insurance	(2,310,249)
	Interactive Media & Services – (0.6)%
(33,000)	TripAdvisor Inc, (2)	(861,300)
	Internet & Direct Marketing Retail – (0.6)%
(6,600)	Expedia Group Inc	(821,634)
	IT Services – (2.2)%
(8,000)	Alliance Data Systems Corp	(585,120)
(10,500)	Fastly Inc, (2)	(890,085)
(9,400)	nCino Inc, (2)	(766,006)
(60,000)	Switch Inc	(947,400)
	Total IT Services	(3,188,611)

Shares	Description (1)	Value
	Leisure Products – (0.5)%
(8,400)	Hasbro Inc	$(781,452)
	Life Sciences Tools & Services – (0.5)%
(16,500)	Adaptive Biotechnologies Corp, (2)	(795,630)
	Marine – (0.6)%
(16,500)	Kirby Corp, (2)	(834,900)
	Multi-Utilities – (1.1)%
(10,600)	Consolidated Edison Inc	(808,250)
(5,900)	Sempra Energy	(752,132)
	Total Multi-Utilities	(1,560,382)
	Oil, Gas & Consumable Fuels – (1.1)%
(24,000)	Cabot Oil & Gas Corp	(420,480)
(4,700)	Chevron Corp	(409,746)
(8,700)	Hess Corp	(410,466)
(5,700)	Phillips 66	(345,306)
	Total Oil, Gas & Consumable Fuels	(1,585,998)
	Personal Products – (0.4)%
(86,000)	Coty Inc	(618,340)
	Pharmaceuticals – (1.1)%
(27,300)	Elanco Animal Health Inc, (2)	(835,107)
(5,000)	Reata Pharmaceuticals Inc, (2)	(763,750)
	Total Pharmaceuticals	(1,598,857)
	Professional Services – (0.6)%
(33,000)	Dun & Bradstreet Holdings Inc, (2)	(884,730)
	Road & Rail – (0.6)%
(11,500)	Lyft Inc, (2)	(438,955)
(8,400)	Uber Technologies Inc, (2)	(417,144)
	Total Road & Rail	(856,099)
	Semiconductors & Semiconductor Equipment – (1.1)%
(8,000)	Cree Inc, (2)	(723,120)
(4,250)	Universal Display Corp	(973,420)
	Total Semiconductors & Semiconductor Equipment	(1,696,540)

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Software – (6.2)%
(21,000)	Duck Creek Technologies Inc, (2)	$(834,960)
(7,400)	Everbridge Inc, (2)	(939,356)
(7,600)	Guidewire Software Inc, (2)	(930,848)
(23,500)	Jamf Holding Corp, (2)	(744,950)
(26,000)	Medallia Inc, (2)	(909,740)
(27,000)	Nutanix Inc, (2)	(739,530)
(6,600)	Pegasystems Inc	(863,808)
(54,000)	Pluralsight Inc, (2)	(884,520)
(2,600)	RingCentral Inc, (2)	(772,330)
(20,700)	Slack Technologies Inc, (2)	(887,616)
(3,200)	Splunk Inc, (2)	(653,376)
	Total Software	(9,161,034)
	Specialty Retail – (1.7)%
(5,700)	Five Below Inc, (2)	(891,480)
(7,300)	Ross Stores Inc	(784,896)
(24,000)	Vroom Inc, (2)	(860,640)
	Total Specialty Retail	(2,537,016)
	Textiles, Apparel & Luxury Goods – (2.4)%
(2,550)	Lululemon Athletica Inc, (2)	(944,061)
(10,300)	Ralph Lauren Corp	(883,225)
(26,000)	Skechers USA Inc, (2)	(870,220)
(10,300)	VF Corp	(859,020)
	Total Textiles, Apparel & Luxury Goods	(3,556,526)
	Thrifts & Mortgage Finance – (0.8)%
(1,400)	LendingTree Inc, (2)	(357,812)
(39,500)	Rocket Cos Inc, (2)	(818,440)
	Total Thrifts & Mortgage Finance	(1,176,252)
	Transportation Infrastructure – (0.6)%
(26,500)	Macquarie Infrastructure Corp	(857,275)
	Water Utilities – (0.6)%
(19,000)	Essential Utilities Inc	(860,320)
	Total Common Stocks Sold Short (proceeds $(64,616,285))	(72,394,259)
	Other Assets Less Liabilities – (17.2)%	(25,432,997)
	Net Assets – 100%	$147,570,946

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$174,727,868	$ —	$ —	$174,727,868
Short-Term Investments:
Repurchase Agreements	—	70,670,334	—	70,670,334
Common Stocks Sold Short	(72,394,259)	—	—	(72,394,259)
Total	$102,333,609	$70,670,334	$ —	$173,003,943

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $145,578,517 have been pledged as collateral for Common Stocks Sold Short.